Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 16. Revenue Recognition
Disaggregation of Revenue
The following table provides disaggregated detail of the Company's revenue by major source for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
ASC 606 membership and service revenue	$1,567,003	$2,418,259	$2,700,539
ASC 842 rental and service revenue	900,780	715,019	358,154
Total membership and service revenue	2,467,783	3,133,278	3,058,693
Other revenue	102,344	282,587	399,899
Total revenue	$2,570,127	$3,415,865	$3,458,592

Contract Balances
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	December 31,
(Amounts in thousands)	2021	2020
Contract assets (included in accounts receivable and accrued revenue, net)	$27,783	$36,284
Contract assets (included in other current assets)	$10,319	$13,111
Contract assets (included in other assets)	$14,458	$22,300
Deferred revenue	$(41,520)	$(74,645)

Revenue recognized in accordance with ASC 606 during the years ended December 31, 2021 and 2020, included in deferred revenue as of January 1 of the respective years was $38.1 million and $89.7 million, respectively.
Assets Recognized from the Costs to Obtain a Contract with a Customer
Prepaid member referral fees and deferred sales incentive compensation were included in the following financial statement line items on the accompanying consolidated balance sheets:

	December 31,
(Amounts in thousands)	2021	2020
Other current assets	$51,629	$31,617
Other assets	$22,837	$17,970

The amortization of these costs is included as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations.

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Amortization of capitalized costs to obtain a contract with a customer	$67,233	$94,032	$129,744

Allowance for Credit Loss
The following table provides a summary of changes of the allowance for credit loss for the years ended December 31, 2021 and 2020:

	December 31,
(Amounts in thousands)	2021	2020
Balance at beginning of period	$107,806	$16,658
Provision charged to expense	15,147	67,482
Write-offs	(43,204)	(26,443)
Changes for member collectability uncertainty(1)	(16,134)	53,072
ChinaCo Deconsolidation (Note 7)	—	(1,363)
Effect of foreign currency exchange rate changes	(1,101)	(1,600)
Balance at end of period	$62,514	$107,806

(1)The Company is continuing to actively monitor its accounts receivable balances in response to COVID-19 and also ceased recording revenue on certain existing contracts where collectability is not probable. The Company determined collectability was not probable and did not recognize revenue totaling approximately $36.9 million on such contracts since the beginning of the COVID-19 pandemic.

Remaining Performance Obligations
The aggregate amount of the transaction price allocated to the Company's remaining performance obligations that represent contracted customer revenues that have not yet been recognized as revenue as of December 31, 2021, that will be recognized as revenue in future periods over the life of the customer contracts, in accordance with ASC 606, was approximately $2 billion. Over half of the remaining performance obligation as of December 31, 2021 is scheduled to be recognized as revenue within the next twelve months, with the remaining to be recognized over the remaining life of the customer contracts, the longest of which extends through 2034.
Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable membership agreements accounted for as leases in accordance with ASC 842 in effect at December 31, 2021 are as follows:

(Amounts in thousands)	ASC 842 Revenue
2022	$720,578
2023	457,149
2024	249,872
2025	119,425
2026	45,623
2027 and beyond	55,419
Total	$1,648,066

The combination of the remaining performance obligation to be recognized as revenue under ASC 606 plus the remaining future minimum lease cash flows of the Company’s member contracts that qualify as leases is comparable to what the Company has historically referred to as “Committed Revenue Backlog”, which totaled approximately $3 billion and $3 billion as of December 31, 2021 and 2020, respectively. The Company has excluded from these amounts contracts with variable consideration where revenue is recognized using the right to invoice practical expedient.